Loans Granted (Details)	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)
Loans Granted [Line Items]
Balance of the loan	₪ 55,863		₪ 474,950
Maturity date	Dec. 31, 2024
Amir Adibi [Member]
Loans Granted [Line Items]
Balance of the loan	₪ 55,863		51,813
Amir Adibi [Member] | Loan Agreement [Member]
Loans Granted [Line Items]
Borrowed amount		₪ 45,000
Interest rate		9.00%
Anna [Member]
Loans Granted [Line Items]
Balance of the loan			327,320
Anna [Member] | Loan Agreement [Member]
Loans Granted [Line Items]
Borrowed amount		₪ 1,813,500		$ 500,000
Interest rate		6.00%
Due from company		₪ 400,000
Integrity [Member]
Loans Granted [Line Items]
Balance of the loan			₪ 95,817
Integrity [Member] | Loan Agreement [Member]
Loans Granted [Line Items]
Borrowed amount		₪ 1,813,500		$ 500,000
Interest rate		6.00%
Due from company		₪ 150,000